Nature of Business (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2013 Grant Segments	Sep. 30, 2012	Dec. 31, 2012 Segments Grant	Dec. 31, 2011	Dec. 31, 2010
Nature of Business (Textual)
Number of active business segments		2		2
Number of active grants		4		4
Cash and cash equivalents		$ 6,582,556	$ 3,698,398	$ 3,356,380	$ 5,996,668	$ 7,451,714
Net decrease in cash and cash equivalents		3,226,176	(2,298,270)	(2,640,288)	(1,455,046)
Percentage increase/decrease in cash and cash equivalents		96.00%		44.00%
Working capital, carrying value		5,672,312		2,682,383	5,696,444
Warrant liability		9,975,899		2,682,383
Increase/Decrease in working capital		2,989,929		3,014,061
Percentage increase/decrease in working capital		111.00%		53.00%
Net proceeds received from public offering		6,216,762
Net cash used in operating activities		(3,164,333)	(2,293,515)	(2,635,533)	(1,951,738)
Increase in net cash used in provided by operating activities		870,818		683,795
Decrease in net cash used in provided by operating activities				4,316,205
Proceeds from issuance of territory license	5,000,000
Percentage decrease in net cash used in provided by operating activities		38.00%
Active grant funding available		34,600,000		3,800,000
Proceeds from net operating losses				$ 521,458
Reverse stock split, Ratio				1-for-20	1-for-20